PREPAID EXPENSES AND ACCOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE
Accounts receivable	$ 11,976	$ 6,750
Prepaid expenses	155,175
Prepaid expenses and accounts receivable	$ 167,151	$ 6,750